Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, net	Property, Plant and Equipment, net

	December 31, 2020	December 31, 2019
	(in thousands)
Cost
Land	$3,724	$3,724
Building	84,195	85,050
Computer equipment and software	438,742	434,707
Office furniture and fixtures	90,477	88,401
Laboratory equipment	44,101	40,611
Leasehold improvements	30,588	31,144
Motor vehicles	158	199
Foreign exchange movement	11,728	(1,371)
	703,713	682,465
Less accumulated depreciation and asset write offs	(522,473)	(518,383)
Foreign exchange movement	(6,897)	1,005
Property, plant and equipment (net)	$174,343	$165,087